Financing Obligations (Details) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended
	Apr. 15, 2023	Nov. 21, 2022	Apr. 27, 2021	Jan. 01, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Financing Obligations [Abstract]
Repayment of term loans		$ 400					$ 32,980
Loss on extinguishment of debt		$ 300					$ (8,095)
Receivable Financing Facility [Member]
Financing Obligations [Abstract]
Debt term			5 years
Earliest Period Specified Under The Arrangement [Member] | Receivable Financing Facility [Member] | Subsequent Event [Member]
Financing Obligations [Abstract]
Repayment of debt	$ 700
Second Period Specified Under The Arrangement [Member] | Receivable Financing Facility [Member] | Subsequent Event [Member]
Financing Obligations [Abstract]
Repayment of debt	3,500
Third Period Specified Under The Arrangement [Member] | Receivable Financing Facility [Member] | Subsequent Event [Member]
Financing Obligations [Abstract]
Repayment of debt	$ 900
Tablet [Member] | Equipment Financing Facility [Member]
Financing Obligations [Abstract]
Lease term				4 years
Tablet [Member] | Equipment Financing Facility [Member] | Minimum [Member]
Financing Obligations [Abstract]
Debt term				3 years
Debt interest rate				8.00%
Tablet [Member] | Equipment Financing Facility [Member] | Maximum [Member]
Financing Obligations [Abstract]
Debt term				5 years
Debt interest rate				14.00%